7. Other Investments	12 Months Ended
Dec. 31, 2017
Other Investments [Abstract]
Note 7. Other Investments

In 2011, the Company established a single-member LLC to facilitate the purchase of federal NMTC through an investment structure designed by a local community development entity. The LLC does not conduct any business apart from its role in the NMTC financing structure. The NMTC equity investment generated federal income tax credits of $204,900 for each of the years ended December 31, 2017 and 2016, with amortization expense of $195,572 and $177,938, respectively. The carrying value of the NMTC equity investment was $1,000 and $196,572 at December 31, 2017 and 2016, respectively, and is included in other assets in the consolidated balance sheets.

The Company purchases from time to time interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income residents of northeastern and central Vermont. The tax credits from these investments were $414,663 and $448,290 for the years ended December 31, 2017 and 2016, respectively. Additionally, the Company recognized a one-time rehabilitation credit on one limited partnership amounting to $273,843 for 2016. Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $421,661 and $731,448 for 2017 and 2016, respectively. The carrying values of the limited partnership investments were $1,796,573 and $1,731,484 at December 31, 2017 and 2016, respectively, and are included in other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through Community Financial Services Partners, LLC (CFSG Partners), a Vermont LLC that owns 100% of the LLC equity interests of CFSG. The Bank accounts for its investment in CFSG Partners under the equity method of accounting. The Company's investment in CFSG Partners, included in other assets, amounted to $2,432,346 and $2,016,785 as of December 31, 2017 and 2016, respectively. The Company recognized income of $415,561 and $429,008 for 2017 and 2016, respectively, through CFSG Partners from the operations of CFSG.